CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Conversion of Stock, Shares Converted	25,080
Series Seed Preferred Stock
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	0	20,714,518
Preferred Stock, Shares Issued	0	20,714,518
Preferred Stock, Shares Outstanding	0	20,714,518
Series A preferred stock
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	0	14,481,413
Preferred Stock, Shares Issued	0	5,654,072
Preferred Stock, Shares Outstanding	0	5,654,072
Series A-2 preferred stock
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	0	20,000,000
Preferred Stock, Shares Issued	0	5,932,742
Preferred Stock, Shares Outstanding	0	5,932,742
Series A-3 preferred stock
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	0	18,867,925
Preferred Stock, Shares Issued	0	9,032,330
Preferred Stock, Shares Outstanding	0	9,032,330
Series CF preferred stock
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	0	2,000,000
Preferred Stock, Shares Issued	0	836,331
Preferred Stock, Shares Outstanding	0	836,331
Series B Convertible Preferred Stock
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	0	20,714,517
Preferred Stock, Shares Issued	0	20,714,517
Preferred Stock, Shares Outstanding	0	20,714,517
Undesignated Preferred Stock
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	10,000,000	936,144
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0
Common Stock
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	200,000,000	110,000,000
Common Stock, Shares, Issued	13,001,690	13,001,690
Common Stock, Shares, Outstanding	664,167	664,167